Payments, Details - 12 months ended Dec. 31, 2025 - USD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 5,517,800	Taxes	UNITED STATES	CALIFORNIA	State of California	Mesquite, Castle Mountain	Gold	Mining	Open Pit
#: 2
	1,057	Royalties	UNITED STATES	CALIFORNIA	State of California	Mesquite	Gold	Mining	Open Pit
#: 3
	902,973	Fees	UNITED STATES	CALIFORNIA	State of California	Mesquite, Castle Mountain	Gold	Mining	Open Pit
#: 4
	868,348	Taxes	UNITED STATES	CALIFORNIA	California Imperial Country	Mesquite	Gold	Mining	Open Pit
#: 5
	1,115,633	Fees	UNITED STATES	CALIFORNIA	California Imperial Country	Mesquite	Gold	Mining	Open Pit
#: 6
	1,299,814	Taxes	UNITED STATES	CALIFORNIA	San Bernandino County	Castle Mountain	Gold	Mining	Open Pit
#: 7
	6,088	Fees	UNITED STATES	CALIFORNIA	San Bernandino County	Castle Mountain	Gold	Mining	Open Pit
#: 8
	7,221,963	Taxes	UNITED STATES	CALIFORNIA	Government of the United States	Mesquite, Fiore Gold Ltd	Gold	Mining	Open Pit
#: 9
	562,200	Fees	UNITED STATES	CALIFORNIA	Government of the United States	Pan, Gold Rock, Eland, Illipah	Gold	Mining	Open Pit
#: 10
	188,526	Fees	UNITED STATES	NEVADA	State of Nevada	Pan, Gold Rock	Gold	Mining	Open Pit
#: 11
	416,857	Taxes	UNITED STATES	NEVADA	White Pine County	Pan, Calibre Real State	Gold	Mining	Open Pit
#: 12
	1,366,491	Taxes	UNITED STATES	NEVADA	State of Nevada	Pan	Gold	Mining	Open Pit
#: 13
	63,301,473	Taxes	MEXICO	GUERRERO	Federal Government of Mexico	Los Filos	Gold	Mining	Open Pit
#: 14
	1,896,666	Royalties	MEXICO	GUERRERO	Federal Government of Mexico	Los Filos	Gold	Mining	Open Pit
#: 15
	1,069,210	Fees	MEXICO	GUERRERO	Federal Government of Mexico	Los Filos	Gold	Mining	Open Pit
#: 16
	149,702	Fees	MEXICO	GUERRERO	Municipal Government of Mexico	Los Filos	Gold	Mining	Open Pit
#: 17
	24,738,370	Taxes	BRAZIL		Government of Brazil	Aurizona, Fazenda, RDM, Santa Luz	Gold	Mining	Open Pit
#: 18
	12,877,944	Royalties	BRAZIL		Government of Brazil	Aurizona, Fazenda, RDM, Santa Luz	Gold	Mining	Open Pit
#: 19
	78,006	Fees	BRAZIL		Government of Brazil	Aurizona, Fazenda, RDM, Santa Luz	Gold	Mining	Open Pit
#: 20
	186,803	Fees	BRAZIL	MINAS GERAIS	State Government of Minas Gerais	RDM	Gold	Mining	Open Pit
#: 21
	139,505,830	Taxes	NICARAGUA		Government of Nicaragua	Eastern Borosi, El Limon, La Libertad, Pavon	Gold	Mining	Open Pit
#: 22
	26,539,067	Royalties	NICARAGUA		Government of Nicaragua	Eastern Borosi, El Limon, La Libertad, Pavon	Gold	Mining	Open Pit
#: 23
	2,801,004	Fees	NICARAGUA		Government of Nicaragua	Eastern Borosi, El Limon, La Libertad, El Paste, Pavon	Gold	Mining	Open Pit
#: 24
	1,634,908	Infrastructure	NICARAGUA		Government of Nicaragua	El Limon	Gold	Mining	Open Pit
#: 25
	323,561	Infrastructure	NICARAGUA	LEÓN	Municipality of Larreynaga	El Limon	Gold	Mining	Open Pit
#: 26
	95,526	Infrastructure	NICARAGUA	MATAGALPA	Municipality of Rancho Grande	La Libertad	Gold	Mining	Open Pit
#: 27
	254,106	Fees	CANADA	ONTARIO	Province of Ontario	Greenstone	Gold	Mining	Open Pit
#: 28
	615,259	Fees	CANADA	ONTARIO	Long Lake 58 First Nation	Greenstone	Gold	Mining	Open Pit
#: 29
	241,045	Fees	CANADA	ONTARIO	Metis Nation of Ontario	Greenstone	Gold	Mining	Open Pit
#: 30
	2,448,885	Taxes	CANADA	ONTARIO	Municipality of Greenstone	Greenstone	Gold	Mining	Open Pit
#: 31
	1,355,781	Fees	CANADA	ONTARIO	Municipality of Greenstone	Greenstone	Gold	Mining	Open Pit
#: 32
	121,804	Fees	CANADA	ONTARIO	Ginoogaming First Nation	Greenstone	Gold	Mining	Open Pit
#: 33
	174,359	Fees	CANADA	ONTARIO	Aroland First Nation	Greenstone	Gold	Mining	Open Pit
#: 34
	243,017	Fees	CANADA	ONTARIO	Minodahmun Development LP	Greenstone	Gold	Mining	Open Pit
#: 35
	$ 285,895	Taxes	CANADA		Government of Canada	Valentine	Gold	Mining	Open Pit